Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified					12 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Brands and customer relationships	Sep. 30, 2012 Brands and customer relationships	Sep. 30, 2013 Brands and customer relationships Minimum	Sep. 30, 2013 Brands and customer relationships Maximum	Sep. 30, 2013 Tradenames and other	Sep. 30, 2012 Tradenames and other	Sep. 30, 2013 Tradenames and other Minimum	Sep. 30, 2013 Tradenames and other Maximum
Definite lived intangible assets
Gross carrying amount	$ 1,091,874	$ 1,037,611	$ 913,971	$ 885,866			$ 177,903	$ 151,745
Accumulated amortization	133,007	87,579	116,330	76,893			16,677	10,686
Amortization period					17 years	25 years			20 years	30 years
Indefinite lived intangible asset
Tradenames	1,001,484	1,001,772
Total intangible assets	$ 2,093,358	$ 2,039,383